Note 13 - Earnings (Loss) Per Share - Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders (Details) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 21, 2020	Dec. 31, 2019
Net income (loss)		$ 5,743	$ 4,744	$ (4,147)	$ (80,831)	$ (16,429)	$ 10,487	$ (84,978)	$ (85,034)	$ (11,579)
Participating share-based earnings (a)	[1]					0
Basic and diluted net income (loss) attributable to common stockholders		$ 5,336				$ (16,429)	$ 9,744
Basic weighted average shares outstanding (in shares)		92,676				91,629	92,634
Dilution attributable to stock-based compensation awards (in shares)						0
Diluted weighted average shares outstanding (in shares)		92,676				91,629	92,830

[1]	Participating earnings represent the distributed and undistributed earnings of the Company attributable to the participating securities. Unexercised stock option awards do not participate in undistributed net losses as they are not contractually obligated to do so.